Consolidated Statements of Financial Position - MXN ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents (Note 5)	$ 10,055,211	$ 12,371,464	$ 13,332,877
Trade accounts receivable – net (Note 6)	2,251,229	2,368,342	1,720,475
Recoverable taxes (Note 12.b)	1,253,017	658,121	1,267,643
Other current assets	149,945	113,853	76,580
Total current assets	13,709,402	15,511,780	16,397,575
Advanced payments to suppliers	2,105,833	2,564,880	923,795
Machinery, equipment and improvements on leased assets – net (Note 7)	4,552,283	3,928,258	3,094,220
Improvements to concession assets – net (Note 8)	28,997,244	20,260,493	16,857,852
Airport concessions – net (Note 9)	8,778,988	9,668,698	10,328,521
Rights to use airport facilities – net (Note 10)	646,801	703,500	760,200
Other acquired rights – net (Note 11)	814,297	431,509	448,206
Derivative financial instruments (Note 15)	167,696	292,697	89,711
Deferred income taxes – net (Note 12.e)	7,337,813	6,810,168	6,230,886
Right-of-use assets	47,255	57,258	56,440
Other assets – net	287,247	276,100	135,679
Total	67,444,859	60,505,341	55,323,085
Current liabilities:
Bank loans, debt securities and current portion of debt (Note 16.a and b)	7,830,316	2,256,891	3,964,668
Concession taxes payable	608,543	259,083	268,114
Aeropuertos Mexicanos del Pacífico, S.A.P.I. de C.V. (Note 30.a)	722,923	621,722	394,208
Accounts payable (Note 13)	2,557,922	2,472,291	3,147,544
Advance payments from clients	87,599	106,353	104,293
Taxes payable	99,322	153,139	129,072
Liabilities for assets in lease (Note 14.b)	13,183	15,418	11,872
Derivative financial instruments (Note 15)	26,990	51,205	71,387
Income taxes payable (Note 12)	138,781	983,868	1,271,800
Total current liabilities	12,085,579	6,919,970	9,362,958
Deposits received in guarantee (Note 4)	1,022,148	916,961	788,435
Liabilities for assets in lease (Note 14.b)	39,508	46,207	47,094
Deferred income taxes (Note 12.e)	335,174	488,804	606,632
Retirement employee benefits (Note 17)	280,423	216,908	193,126
Long-term borrowings (Note 16.a)	4,481,792	6,232,858	5,196,240
Debt securities (Note 16.b)	28,255,588	25,855,588	18,700,000
Total long-term liabilities	34,414,633	33,757,326	25,531,527
Total liabilities	46,500,212	40,677,296	34,894,485
Stockholders' equity (Note 18):
Common stock	8,197,536	8,197,536	170,381
Repurchased shares	0	(1,999,987)	(3,000,037)
Legal reserve	478,185	34,076	1,592,551
Reserve for repurchase of shares	2,500,000	2,499,473	5,531,292
Retained earnings	8,787,568	9,187,597	13,925,091
Foreign currency translation reserve	(240,307)	575,534	1,034,233
Remeasurements of employee benefits – Net of income tax	(1,919)	14,013	5,211
Reserve for financial instruments of cash flow hedges – Net of income tax	60,720	130,624	29,658
Total equity attributable to controlling interest	19,781,783	18,638,866	19,288,380
Non-controlling interest (Note 19)	1,162,864	1,189,179	1,140,220
Total Stockholders' equity	20,944,647	19,828,045	20,428,600
Total	$ 67,444,859	$ 60,505,341	$ 55,323,085